As filed with the Securities and Exchange	Registration No. 333-56297
Commission on February 10, 2022	Registration No. 811-02512

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 59
to
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B
(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company
(Name of Depositor)

One Orange Way, C2N
Windsor, Connecticut 06095-4774
(Address of Depositor’s Principal Executive Offices) (Zip Code)

1-800-584-6001
(Depositor’s Telephone Number, including Area Code)

  Andrea Nelson, Counsel
Security Life Of Denver Insurance Company
As Administrator for Voya Retirement Insurance and Annuity Company
20 Washington Avenue South, Minneapolis, MN 55401
1-763-342-9431
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on March 11, 2022, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Group or individual deferred variable annuity contracts.

EXPLANATORY NOTE

This Post-Effective Amendment No. 59 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 58 to the Registration Statement filed on December 16, 2021.

This Post-Effective Amendment No. 59 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment 58 to the Registration Statement.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of St. Paul, State of Minnesota, on the 10th day of February, 2022.

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 59 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Charles P. Nelson*	Director and President
Charles P. Nelson	(principal executive officer)

Robert L. Grubka*	Director
Robert L. Grubka

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(principal financial officer)

Heather H. Lavallee*	Director
Heather H. Lavallee		February 10, 2022

Francis G. O’Neill*	Director
Francis G. O’Neill

Director
Mona Zielke

Michael S. Smith*	Director and Chairman
Michael S. Smith

C. Landon Cobb, Jr.*	Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ Andrea Nelson
*Executed by Andrea M. Nelson on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

VARIABLE ANNUITY ACCOUNT B EXHIBIT INDEX

Exhibit No.	Exhibit

27(p)	Powers of Attorney Incorporated by Reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4, File No. 033-75962, as filed on April 22, 2021